Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 14,321	$ 15,613
Trade and other receivables	3,595	3,462
Other financial assets	54	87
Inventories	3,939	3,840
Current tax assets	137	124
Other	200	247
Total current assets	22,246	23,373
Non-current assets
Trade and other receivables	254	313
Other financial assets	1,265	1,303
Inventories	1,108	768
Property, plant and equipment	70,196	68,041
Intangible assets	670	675
Investments accounted for using the equity method	2,637	2,569
Deferred tax assets	3,866	3,764
Other	48	55
Total non-current assets	80,044	77,488
Total assets	102,290	100,861
Current liabilities
Trade and other payables	5,798	6,717
Interest bearing liabilities	4,273	1,661
Other financial liabilities	363	127
Current tax payable	1,104	1,546
Provisions	2,106	2,175
Deferred income	118	113
Total current liabilities	13,762	12,339
Non-current liabilities
Trade and other payables	5	5
Interest bearing liabilities	22,535	23,167
Other financial liabilities	731	896
Non-current tax payable	112	187
Deferred tax liabilities	3,032	3,234
Provisions	9,459	8,928
Deferred income	236	281
Total non-current liabilities	36,110	36,698
Total liabilities	49,872	49,037
Net assets	52,418	51,824
EQUITY
Treasury shares	(14)	(32)
Reserves	2,261	2,285
Retained earnings	43,707	42,819
Total equity attributable to BHP shareholders	48,122	47,240
Non-controlling interests	4,296	4,584
Total equity	52,418	51,824
BHP Group Limited [member]
EQUITY
Share capital	1,111	1,111
BHP Group Plc [member]
EQUITY
Share capital	$ 1,057	$ 1,057